Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Long-term Debt
Long-term debt consisted of the following:

	June 30, 2021	December 31, 2020
Eastward Loan Facility	$—	$15,000
EIB Loan Facility	—	14,734
PPP Loan	—	1,699
FP Term Loan (1)	79,284	—
Other	—	10

	79,284	31,443
Less: FP Term Loan embedded derivative asset	(8,922)	—
Less: Debt issuance costs	(12,058)	(4,798)

Non-current portion of long-term debt	$58,304	$26,645

(1)	Includes a debt premium of $8,922 recognized in relation to the FP Term Loan embedded derivative.

Long-term debt consisted of the following:

	December 31,
	2020	2019
Eastward Loan Facility	$15,000	$—
EIB Loan Facility	14,734	—
SVB Loan Facility	—	13,959
PPP Loan	1,709	—

Total long-term debt	31,443	13,959
Less: Debt issuance costs	(4,798)	—
Less: Current portion of long-term debt	—	(6,000)

Non-current portion of long-term debt	$26,645	$7,959